UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-2010

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      2/11/2011

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: $84,000,270

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $2,089,903    24,216  SH          Sole                             24,216
Abbott Laboratories              Common   002824100 $204,576      4,270   SH          Sole                             4,270
Accenture PLC                    Common   G1151C101 $1,623,841    33,488  SH          Sole                             33,488
AMEX Energy Sector SPDR          Common   81369y506 $1,432,704    20,992  SH          Sole                             20,992
AT&T Corp                        Common   00206r102 $400,918      13,645  SH          Sole                             13,645
Automatic Data Processing, Inc.  Common   053015103 $1,482,302    32,029  SH          Sole                             32,029
Baxter International, Inc,       Common   071813109 $206,428      4,078   SH          Sole                             4,078
Berkshire Hathaway Inc. Class B  Common   084670702 $1,363,953    17,026  SH          Sole                             17,026
Biotech Holders Trust            Common   09067D201 $348,740      3,500   SH          Sole                             3,500
Boston Properties, Inc.          Common   101121101 $446,429      5,185   SH          Sole                             5,185
Broadridge Financial Solutions InCommon   11133t103 $519,500      23,689  SH          Sole                             23,689
Caterpillar                      Common   149123101 $235,274      2,512   SH          Sole                             2,512
Chevron Corp                     Common   166764100 $1,294,746    14,189  SH          Sole                             14,189
Cisco Systems, Inc.              Common   17275r102 $1,515,389    74,908  SH          Sole                             74,908
Clorox Company                   Common   189054109 $1,740,200    27,500  SH          Sole                             27,500
Coca-Cola Company                Common   191216100 $2,584,902    39,302  SH          Sole                             39,302
Colgate-Palmolive Company        Common   194162103 $1,812,022    22,546  SH          Sole                             22,546
Comcast Corporation              Common   20030n200 $1,551,531    74,557  SH          Sole                             74,557
ConocoPhillips                   Common   20825C104 $687,674      10,098  SH          Sole                             10,098
Covidien PLC                     Common   G2554F105 $1,257,739    27,545  SH          Sole                             27,545
CVS Caremark Corp                Common   126650100 $1,878,172    54,017  SH          Sole                             54,017
Danaher Corp.                    Common   235851102 $207,548      4,400   SH          Sole                             4,400
Elements S&P Commodity Trends IndCommon   4042EP602 $1,145,927    133,870 SH          Sole                             133,870
Exxon Mobil Corp.                Common   30231g102 $2,821,650    38,589  SH          Sole                             38,589
Fastenal Co                      Common   311900104 $1,140,686    19,040  SH          Sole                             19,040
General Electric Company         Common   369604103 $1,989,952    108,800 SH          Sole                             108,800
Genuine Parts                    Common   372460105 $1,479,362    28,815  SH          Sole                             28,815
Google, Inc.                     Common   38259p508 $928,375      1,563   SH          Sole                             1,563
Hewlett-Packard Co               Common   428236103 $555,341      13,191  SH          Sole                             13,191
Home Depot, Inc.                 Common   437076102 $463,143      13,210  SH          Sole                             13,210
Intel Corp                       Common   458140100 $464,356      22,080  SH          Sole                             22,080
Intl Business Machines Corp      Common   459200101 $697,171      4,750   SH          Sole                             4,750
iShares Comex Gold Trust         Common   464285105 $1,614,763    116,170 SH          Sole                             116,170
iShares MSCI Canada Index Fund   Common   464286509 $1,331,605    42,955  SH          Sole                             42,955
iShares MSCI EAFE Index Fund     Common   464287465 $1,689,952    29,027  SH          Sole                             29,027
iShares MSCI Emerging Markets IndCommon   464287234 $1,975,666    41,469  SH          Sole                             41,469
iShares Russell 2000 Index Fund  Common   464287655 $2,682,850    34,290  SH          Sole                             34,290
iShares S&P Growth Allocation FunCommon   464289867 $431,530      13,682  SH          Sole                             13,682
iShares S&P SmallCap 600 Index FuCommon   464287804 $1,048,276    15,310  SH          Sole                             15,310
ITT Corporation                  Common   450911102 $1,478,100    28,365  SH          Sole                             28,365
J.P. Morgan Chase & Co.          Common   46625h100 $453,809      10,698  SH          Sole                             10,698
Johnson & Johnson                Common   478160104 $2,547,895    41,194  SH          Sole                             41,194
Kimberly-Clark Corp              Common   494368103 $247,117      3,920   SH          Sole                             3,920
Laboratory CP Amer Hldgs         Common   50540R409 $1,536,402    17,475  SH          Sole                             17,475
Mastercard, Inc.                 Common   57636q104 $1,330,093    5,935   SH          Sole                             5,935
McDonald's Corp                  Common   580135101 $1,538,654    20,045  SH          Sole                             20,045
Medtronic, Inc.                  Common   585055106 $1,512,938    40,791  SH          Sole                             40,791
Merck & Co. Inc.                 Common   58933Y105 $274,336      7,612   SH          Sole                             7,612
Microsoft Corp                   Common   594918104 $2,165,453    77,587  SH          Sole                             77,587
Occidental Petroleum             Common   674599105 $425,035      4,332   SH          Sole                             4,332
Oil Service HOLDRs Trust         Common   678002106 $941,551      6,700   SH          Sole                             6,700
Omnicom Group Inc Com            Common   681919106 $1,137,077    24,827  SH          Sole                             24,827
Oracle Corp.                     Common   68389X105 $213,466      6,820   SH          Sole                             6,820
Paychex, Inc.                    Common   704326107 $243,416      7,875   SH          Sole                             7,875
Pepsi Co Inc                     Common   713448108 $796,699      12,195  SH          Sole                             12,195
Pfizer Inc.                      Common   717081103 $1,447,289    82,655  SH          Sole                             82,655
Procter & Gamble Co              Common   742718109 $2,648,337    41,168  SH          Sole                             41,168
Progress Energy, Inc.            Common   743263105 $362,188      8,330   SH          Sole                             8,330
SPDR Tr Unit Ser 1               Common   78462F103 $2,099,271    16,694  SH          Sole                             16,694
Tyco International Ltd.          Common   H89128104 $260,533      6,287   SH          Sole                             6,287
United Technologies Corp         Common   913017109 $2,023,104    25,700  SH          Sole                             25,700
Utilities Select Sector SPDR     Common   81369y886 $1,359,686    43,385  SH          Sole                             43,385
Vanguard FTSE All-World Ex-US IndCommon   922042775 $615,001      12,885  SH          Sole                             12,885
Vanguard Small-Cap ETF           Common   922908751 $1,263,399    17,395  SH          Sole                             17,395
Vanguard Total Stock Market ETF  Common   922908769 $758,382      11,680  SH          Sole                             11,680
Wal-Mart Stores                  Common   931142103 $2,498,361    46,326  SH          Sole                             46,326
Walt Disney Co.                  Common   254687106 $467,862      12,473  SH          Sole                             12,473
Waste Management, Inc.           Common   94106l109 $1,516,094    41,120  SH          Sole                             41,120
Wells Fargo & Co.                Common   949746101 $1,422,317    45,896  SH          Sole                             45,896
Western Union Company            Common   959802109 $859,411      46,279  SH          Sole                             46,279
Yum! Brands, Inc.                Common   988498101 $211,896      4,320   SH          Sole                             4,320

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